Financing Receivables - Allowance for Credit Losses (Details) - Commercial Loans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rollforward of allowance for credit losses
Beginning balance	$ 12	$ 35	$ 20
Provisions	1	(23)	12
Charge-offs	(2)
Ending balance	11	12	35
Accrued investment income
Financing receivables
Accrued interest on loans	$ 14	$ 11
Cumulative Effect, Period of Adoption, Adjustment
Rollforward of allowance for credit losses
Beginning balance			3
Cumulative Effect, Period of Adoption, Adjusted Balance
Rollforward of allowance for credit losses
Beginning balance			$ 23